COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	98.6%
AUSTRALIA	5.8%
REAL ESTATE
DIVERSIFIED	3.9%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		833,167	3,494,758
Ingenia Communities Group		3,067,987	6,136,636
Mirvac Group		7,452,202	9,467,982

			19,099,376

INDUSTRIALS	0.9%
Goodman Group		611,776	4,484,111

SELF STORAGE	1.0%
National Storage REIT		5,067,268	4,914,734

TOTAL AUSTRALIA			28,498,221

AUSTRIA	0.6%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		83,081	2,833,171

BELGIUM	3.0%
REAL ESTATE
INDUSTRIALS	1.1%
Warehouses De Pauw SCA		183,616	5,241,220

OFFICE	0.7%
Befimmo SA		76,016	3,636,251

RESIDENTIAL	1.2%
Aedifica SA		56,350	5,849,184

STUDENT HOUSING	0.0%
Xior Student Housing NV		4,839	210,581

TOTAL BELGIUM			14,937,236

CANADA	3.4%
REAL ESTATE
OFFICE	2.0%
Allied Properties REIT		311,154	9,892,013

RESIDENTIAL	0.9%
Boardwalk REIT		270,298	4,400,290

RETAIL	0.5%
RioCan REIT		229,464	2,630,039

TOTAL CANADA			16,922,342

		Shares	Value
CHINA	3.5%
INDUSTRIALS	0.8%
ESR Cayman Ltd., 144A (H shares)(b),(c)		1,991,600	$4,276,427

REAL ESTATE
DATA CENTERS	1.2%
GDS Holdings Ltd., ADR (USD)(b)		101,317	5,873,346

DIVERSIFIED	1.5%
China Overseas Land & Investment Ltd. (H shares)		2,372,000	7,272,385

TOTAL REAL ESTATE			13,145,731

TOTAL CHINA			17,422,158

FINLAND	0.7%
REAL ESTATE—RESIDENTIAL
Kojamo Oyj		175,085	3,306,426

FRANCE	5.0%
REAL ESTATE
NET LEASE	1.6%
ARGAN SA		109,401	8,126,175

OFFICE	1.7%
Gecina SA		63,417	8,345,018

RETAIL	1.7%
Klepierre SA		289,543	5,519,141
Unibail-Rodamco-Westfield(b)		47,372	2,693,832

			8,212,973

TOTAL FRANCE			24,684,166

GERMANY	12.6%
REAL ESTATE
OFFICE	0.5%
Alstria Office REIT AG		177,323	2,544,752

RESIDENTIAL	10.6%
Deutsche Wohnen SE		435,622	16,509,494
Instone Real Estate Group AG, 144A(b),(c)		99,091	1,585,379
LEG Immobilien AG		162,537	18,226,451
Vonovia SE		311,913	15,515,640

			51,836,964

RETAIL	1.5%
VIB Vermoegen AG(b)		303,442	7,502,942

TOTAL GERMANY			61,884,658

		Shares	Value
HONG KONG	14.7%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES	0.6%
SUNeVision Holdings Ltd.		4,853,000	$2,800,534

REAL ESTATE	14.1%
DIVERSIFIED	9.6%
Hang Lung Properties Ltd.		4,506,000	9,086,525
New World Development Co., Ltd.		12,055,579	12,854,566
Sun Hung Kai Properties Ltd.		1,917,127	25,064,582

			47,005,673

RESIDENTIAL	0.6%
Wharf Real Estate Investment Co., Ltd.		809,401	3,301,493

RETAIL	3.9%
Link REIT		2,273,641	19,163,321

TOTAL REAL ESTATE			69,470,487

TOTAL HONG KONG			72,271,021

ISRAEL	1.1%
REAL ESTATE—NET LEASE
Amot Investments Ltd.		889,581	5,221,437

JAPAN	25.8%
REAL ESTATE
DIVERSIFIED	14.1%
Activia Properties, Inc.		2,481	8,053,528
Mitsubishi Estate Co., Ltd.		1,311,762	19,373,602
Mitsubishi Estate Logistics REIT Investment Corp.		2,297	7,570,619
Mitsui Fudosan Co., Ltd.		989,692	17,136,235
Mitsui Fudosan Logistics Park, Inc.		1,298	5,490,904
NIPPON REIT Investment Corp.		1,780	5,271,292
Sumitomo Realty & Development Co., Ltd.		142,500	3,479,541
Tokyu Fudosan Holdings Corp.		609,884	2,929,330

			69,305,051

HOTEL	0.4%
Japan Hotel REIT Investment Corp.		6,040	1,763,188

INDUSTRIALS	2.8%
GLP J-REIT		12,279	13,923,715

		Shares	Value
OFFICE	5.2%
Daiwa Office Investment Corp.		1,685	$9,351,064
Japan Prime Realty Investment Corp.		696	2,102,811
Nippon Building Fund, Inc.		2,119	14,254,403

			25,708,278

RESIDENTIAL	2.8%
Daiwa House REIT Investment Corp.		5,518	13,524,204

RETAIL	0.5%
Japan Retail Fund Investment Corp.		1,967	2,236,028

TOTAL JAPAN			126,460,464

MEXICO	0.1%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV		419,396	342,977

NETHERLANDS	0.6%
REAL ESTATE—DIVERSIFIED
NSI NV		73,958	2,972,051

NORWAY	1.0%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		410,722	4,906,041

SINGAPORE	7.2%
REAL ESTATE
DIVERSIFIED	4.1%
CapitaLand Ltd.		2,650,700	5,311,814
City Developments Ltd.		901,500	4,571,208
Keppel DC REIT		6,458,961	10,366,052

			20,249,074

HEALTH CARE	1.7%
Parkway Life Real Estate Investment Trust		3,872,600	8,453,297

INDUSTRIALS	1.4%
Mapletree Industrial Trust		3,981,000	6,760,387

TOTAL SINGAPORE			35,462,758

SWEDEN	4.3%
REAL ESTATE
DIVERSIFIED	3.0%
Castellum AB		453,967	7,654,084
Fastighets AB Balder, Class B(b)		198,695	7,183,085

			14,837,169

		Shares	Value
INDUSTRIALS	0.6%
Catena AB		96,700	$2,807,315

OFFICE	0.7%
Wihlborgs Fastigheter AB		249,910	3,456,486

TOTAL SWEDEN			21,100,970

UNITED KINGDOM	9.2%
REAL ESTATE
DIVERSIFIED	0.5%
Land Securities Group PLC		371,176	2,559,599

HEALTH CARE	1.3%
Assura PLC		5,902,164	6,118,218

INDUSTRIALS	3.2%
LondonMetric Property PLC		2,331,567	5,085,385
Segro PLC		1,130,400	10,686,096

			15,771,481

OFFICE	1.0%
Derwent London PLC		125,377	5,064,654

RESIDENTIAL	1.9%
Grainger PLC		1,643,560	5,230,357
UNITE Group PLC(b)		381,739	3,809,536

			9,039,893

SELF STORAGE	1.3%
Big Yellow Group PLC		148,387	1,835,845
Safestore Holdings PLC		571,210	4,516,904

			6,352,749

TOTAL UNITED KINGDOM			44,906,594

TOTAL COMMON STOCK (Identified cost—$526,904,104)			484,132,691

SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(d)		1,928,618	1,928,618

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,928,618)			1,928,618

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$528,832,722)	99.0%		486,061,309
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		4,691,186

NET ASSETS	100.0%		$490,752,495

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $10,767,847 which represents 2.2% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	37.9
Residential	18.7
Office	12.9
Industrials	10.8
Retail	8.1
Health Care	3.0
Net Lease	2.7
Self Storage	2.3
Data Centers	1.2
IT Consulting & Services	0.6
Other	1.8

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$28,498,221	$—	$28,498,221	$0	(a)
Canada	16,922,342	16,922,342	—	—
China	17,422,158	5,873,346	11,548,812	—
France	24,684,166	2,693,832	21,990,334	—
Mexico	342,977	342,977	—	—
Other Countries	396,262,827	—	396,262,827	—
Short-Term Investments	1,928,618	—	1,928,618	—

Total Investments in Securities(b)	$486,061,309	$25,832,497	$460,228,812	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.